AFFILIATE AND RELATED PARTY TRANSACTIONS - Revenue and Related Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Revenue	$ 1,100	$ 1,086
Operating expenses:
Programming and other direct costs	(4,176)	(1,947)
Other operating expenses, net	(33,140)	(18,854)
Operating expenses, net	(37,316)	(20,801)
Interest expense	(90,405)	(112,712)
Loss on extinguishment of debt and write-off of deferred financing costs	(513,723)	0
Net charges	(640,344)	(132,427)
Capital Expenditures	$ 22,012	45,886
Holdco Notes and Notes Payable to Affiliates
Operating expenses:
Interest expense		$ (10,155)